ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME (Tables)	12 Months Ended
Dec. 31, 2020
ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME
Schedule of rollforward of accumulated other comprehensive (loss) income

	Foreign currency	Fair value
	translation adjustments	change	Total
Balance as of January 1, 2019	(976)	1,063	87
Fair value change relating to Company's own credit risk on convertible loan	—	(955)	(955)
Foreign currency translation differences	2,978	—	2,978
Balance as of December 31, 2019	2,002	108	2,110
Fair value change relating to Company's own credit risk on convertible loan	—	(108)	(108)
Foreign currency translation differences	2,793	—	2,793
Balance as of December 31, 2020 (RMB)	4,795	—	4,795
Balance as of December 31, 2020 (US$)	735	—	735